UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
Check Here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		ACG Management LP
Address		17 State Street, 35th Floor
		New York, NY 10004


	13F File Number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name:		Kelly Ireland
Title		CFO
Phone		212 909 2350
Signature Place and Date of Signing:
Kelly Ireland,		New York, NY	June 6th 2001

Report Type (Check only one):
[X  ]		13F Holdings Report
[   ]		13F Notice
[   ]		13F Combination Report

List of other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers:	0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
List of other Included Managers:
No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              02364J104     5812   167000 SH       SOLE                   167000
AT&T Corp Liberty Media Group  COM              001957208      814    60000 SH       SOLE                    60000
Abbott Labs                    COM              002824100     1017    21000 SH       SOLE                    21000
Advanced Energy Inds Inc Com   COM              007973100      900    40000 SH       SOLE                    40000
Affymetrics Inc                COM              00826T108      253     3400 SH       SOLE                     3400
Altera Corp Com                COM              021441100     1184    45000 SH       SOLE                    45000
Amer Express Co                COM              025816109      780    14200 SH       SOLE                    14200
Amer Intl Group Inc Com        COM              026874107     1072    10875 SH       SOLE                    10875
Apple Computer Inc Com         COM              037833100     1487   100000 SH       SOLE                   100000
Automatic Data Processing Inc  COM              053015103     1136    17950 SH       SOLE                    17950
Bank Of America Corp           COM              060505104     1835    40000 SH       SOLE                    40000
Charles Schwab Corp            COM              808513105     6384   225000 SH       SOLE                   225000
Chase Manhattan Corp           COM              16161A108     3181    70000 SH       SOLE                    70000
Ciena Corp                     COM              171779101      812    10000 SH       SOLE                    10000
Cisco Sys Inc                  COM              17275R102     6181   161600 SH       SOLE                   161600
Citigroup Inc                  COM              172967101    10228   200299 SH       SOLE                   200299
Clear Channel Communications I COM              184502102     5086   105000 SH       SOLE                   105000
Compaq Computer Corp           COM              204493100     3010   200000 SH       SOLE                   200000
Cosine Comms                   COM              221222102     1179    85000 SH       SOLE                    85000
Dell Computer Corp             COM              247025109     2354   135000 SH       SOLE                   135000
E M C Corp                     COM              268648102     2547    38300 SH       SOLE                    38300
Exelixis Inc                   COM              30161Q104      292    20000 SH       SOLE                    20000
Gateway Inc                    COM              367626108    26095  1450550 SH       SOLE                  1450550
Gemstar-Tv Guide Int           COM              36866W106     1723    37346 SH       SOLE                    37346
General Elec Co                COM              369604103      539    11250 SH       SOLE                    11250
Gillette Co                    COM              375766102      722    20000 SH       SOLE                    20000
Goldman Sachs Group Inc        COM              38141G104     4277    40000 SH       SOLE                    40000
Human Genome Sciences Inc.     COM              444903108      554     8000 SH       SOLE                     8000
I 2 Technologies Inc           COM              465754109      652    12000 SH       SOLE                    12000
Intel Corp Com                 COM              458140100     1359    45220 SH       SOLE                    45220
Juniper Networks Inc           COM              48203R104      630     5000 SH       SOLE                     5000
Lam Resh Corp Com              COM              512807108     1131    78000 SH       SOLE                    78000
Leap Wireless Intl Inc         COM              521863100      875    35000 SH       SOLE                    35000
Lexmark Intl Group Inc         COM              529771107     2216    50000 SH       SOLE                    50000
Lilly Eli & Co                 COM              532457108     2792    30000 SH       SOLE                    30000
Lodgenet Entmt Corp Com        COM              540211109     1410    80000 SH       SOLE                    80000
Lucent Technologies Inc        COM              549463107     3375   250000 SH       SOLE                   250000
MBNA Corp Com                  COM              55262L100     6815   184500 SH       SOLE                   184500
Mckesson Hboc Inc              COM              58155Q103     1077    30000 SH       SOLE                    30000
Medtronic Inc Com              COM              585055106      900    14900 SH       SOLE                    14900
Merck & Co Inc                 COM              589331107     5149    55000 SH       SOLE                    55000
Micron Technology Inc          COM              595112103     3550   100000 SH       SOLE                   100000
Millennium Pharmaceuticals Inc COM              599902103     1510    24400 SH       SOLE                    24400
Motorola Inc Com               COM              620076109     6075   300000 SH       SOLE                   300000
Nokia Corp Adr Shrs            COM              654902204     4350   100000 SH       SOLE                   100000
Northern Tr Corp               COM              665859104      905    11100 SH       SOLE                    11100
Palm Inc                       COM              696642107     1132    40000 SH       SOLE                    40000
Pfizer Inc                     COM              717081103     4600   100000 SH       SOLE                   100000
Procter & Gamble Co            COM              742718109      784    10000 SH       SOLE                    10000
Qualcomm Inc                   COM              747525103     4504    54800 SH       SOLE                    54800
Rent-Way Inc                   COM              76009U104      458   103200 SH       SOLE                   103200
Starbucks Cor                  COM              855244109     3319    75000 SH       SOLE                    75000
Texas Instruments Inc          COM              882508104     2852    60200 SH       SOLE                    60200
Time Warner Inc                COM              887315109     2612    50000 SH       SOLE                    50000
Vaxgen Inc Com Stk             COM              922390208      780    40000 SH       SOLE                    40000
Viacom Inc                     COM              925524308     4563    97595 SH       SOLE                    97595
Xilinx Inc                     COM              983919101      922    20000 SH       SOLE                    20000
Midcap SPDR Trust - Ser 1 Quar COM              595635103      755     8000 SH       SOLE                     8000
S & P Depository Receipts Tr U COM              78462F103    15021   114500 SH       SOLE                   114500